FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Schedule of reconciliation of beginning and ending balances) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Derivative liability at the beginning of the period	$ 383,581
Derivative liability at the end of the period	547,200	$ 383,581
Derivative Financial Instruments, Liabilities [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Derivative liability at the beginning of the period	$ 383,581
Settlement of derivative liability on December 29, 2014			$ (161,158)
Derivative liability at the end of the period		383,581
Derivative Financial Instruments, Liabilities [Member] | Interest Expense [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Additions to derivative liability recorded in statements of operations		4,695	15,320
Derivative Financial Instruments, Liabilities [Member] | Gain (Loss) on Derivative Instruments [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Additions to derivative liability recorded in statements of operations		23,593	(6,099)
Derivative Financial Instruments, Liabilities [Member] | Amortization of Debt Discount [Member]
Reconciliation of beginning and ending balances for financial instruments carried at fair value measured on a recurring basis
Additions to derivative liability recorded in statements of operations		$ 355,293	$ 151,937